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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Senrigan Capital Management Limited
                 -------------------------------------
   Address:      PO Box 309
                 -------------------------------------
                 Ugland House
                 -------------------------------------
                 Grand Cayman, KY-1104
                 -------------------------------------
                 Cayman Islands
                 -------------------------------------

Form 13F File Number: 028-14696
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Nick Taylor
         -------------------------------
Title:   Director
         -------------------------------
Phone:   +852 3196 3000
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Nick Taylor              Hong Kong, Hong Kong    November 14, 2012
   -------------------------------    --------------------    -----------------
           [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 6
                                        --------------------

Form 13F Information Table Value Total: $63517
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Name                                Form 13F File Number

    1.        Senrigan Capital Group Limited      028-14967
   ---        -------------------------------     ---------------------
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                           FORM 13F INFORMATION TABLE
                               AS OF DATE: 9/30/12

NAME OF                       TITLE OF        CUSIP     Value    SHARES/     SH/  PUT    INVSTMT   OTHER      VOTING AUTHORITY
ISSUER                        CLASS                     (x$1000) PRN AMT     PRN  CALL   DSCRETN   MANAGERS  SOLE   SHARED  NONE
----------------------------  --------        ------    -------- ----------- ---  ----   -------   --------  ----   ------  ----
JAGUAR MNG INC                COM             47009M103     3835     3196123 SH          SHARED    1               3196123
SHANDA GAMES LTD              SP ADR REPTG A  81941U105     7974     2103906 SH          SHARED    1               2103906
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR   874039100    29017     1846403 SH          SHARED    1               1846403
MERRIMACK PHARMACEUTICALS IN  COM             590328100    13400     1428571 SH          SHARED    1               1428571
SHANGPHARMA CORP              SPONSORED ADR   81943P104      975      128000 SH          SHARED    1                128000
FOCUS MEDIA HLDG LTD          SPONSORED ADR   34415V109     8315      355353 SH          SHARED    1                355353